Related Party Transactions and Arrangements (Narrative) (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Common stock, shares outstanding (in shares)	92,430,992	91,963,532
Limited partner units (in units)	90	90
Tax Depreciation Deduction | Advisor
Related Party Transaction [Line Items]
Excess depreciation deductions maximum	$ 10,000,000.0
American Realty Capital Healthcare II Special Limited Partnership, LLC | Special Limited Partner
Related Party Transaction [Line Items]
Common stock, shares outstanding (in shares)	8,888	8,888